Trade Receivables	12 Months Ended
Dec. 31, 2020
Trade receivables [Abstract]
Trade receivables

NOTE 13: TRADE RECEIVABLES

Trade receivables consisted of the following:

	December 31, 2020	December 31, 2019
Receivables from other related parties (Note 20)	282	694
Receivables from third party customers	36,792	32,499
	37,074	33,193
Allowance for expected credit losses	(2,884)	(2,490)
Total trade receivables	34,190	30,703

A) Trade receivables from contracts with customers

Trade receivables are amounts due from customers for services performed in the ordinary course of business. They are generally due for settlement immediately and therefore are all classified as current. Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain certain significant financing components, at which point they are recognized at fair value. The Company holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the EIR method.

B) Allowances

Movement in the allowance for expected credit losses of trade receivables:

Amounts
Balance as at January 1, 2018	2,781
Provision for expected credit losses	76
Balance as at December 31, 2018	2,857
Provision for expected credit losses	341
Utilized provision	(708)
Balance as at December 31, 2019	2,490
Provision for expected credit losses	541
Utilized provision	(147)
Balance as at December 31, 2020	2,884